S000089902 [Member] Investment Objectives and Goals - Stewart Investors Global Emerging Markets Leaders Fund	Jul. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Stewart Investors Global Emerging Markets Leaders Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Stewart Investors Global Emerging Markets Leaders Fund (the “Fund”) seeks to achieve capital growth over the long term.